Note 13 - Employee Benefits (Detail) - Stock Option Activity (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Outstanding, January 1	88,774	89,077
Outstanding, January 1 (in Dollars per share)	$ 26.81	$ 27.87
Granted		9,000
Granted (in Dollars per share)		$ 17.55
Forfeited	(9,081)	(9,303)
Forfeited (in Dollars per share)	$ 22.94	$ 28.03
Outstanding, December 31	79,693	88,774
Outstanding, December 31 (in Dollars per share)	$ 27.25	$ 26.81
Exercisable, December 31	79,693	79,774
Exercisable, December 31 (in Dollars per share)	$ 27.25	$ 27.85